Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 566,242	$ 595,142	$ 341,950
Restricted cash	15,026	92,694
Due from related parties	20,637	29,203
Other current assets	7,319	122,249
Total current assets	269,067	1,215,044
NON-CURRENT ASSETS:
Total assets	476,052	10,359,370
CURRENT LIABILITIES:
Current portion of long-term debt	217,549	1,165,021
Financial instruments	2,604	30,447
Due to related parties	21,828	12,717
Total current liabilities	354,640	1,609,527
NON-CURRENT LIABILITIES
Financial instruments	0	10,420
Total non-current liabilities	0	4,459,455
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value;500,000,000 shares authorized at December 31, 2014 and 2015;100,000,000 shares designated as Series A Convertible preferred stock;100,000,000 shares designated as Series B Convertible preferred stock;0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2014 and 2015;0 and 4,000,000 shares of Series B Convertible Preferred stock (100,000,000 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	40	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2014 and 2015; 28,242,566 shares (706,064,321 before the reverse stock split) and 28,326,566 shares (708,164,321 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	283	282
Treasury stock; $0.01 par value; 1,444,444 shares (36,100,000 before the reverse stock split) and 1,444,720 shares (36,118,000 before the reverse stock split) at December 31, 2014 and 2015, respectively	(14)	(14)
Additional paid-in capital	3,224,839	3,255,807
Accumulated other comprehensive income/(loss)	233	(6,622)
Accumulated deficit	(3,103,969)	(256,632)
Total stockholders' equity	121,412	2,992,821
Total liabilities and stockholders' equity	476,052	10,359,370
Dryships Inc.
CURRENT ASSETS:
Cash and cash equivalents	47	119	$ 81	$ 45,619
Restricted cash	2,690	4,043
Due from related parties	20,428	23,223
Other current assets	303	116
Total current assets	23,468	27,501
NON-CURRENT ASSETS:
Investments in subsidiaries (Eliminated in consolidation)	1,884,996	4,900,142
Total non-current assets	1,884,996	4,900,142
Total assets	1,908,464	4,927,643
CURRENT LIABILITIES:
Current portion of long-term debt	120,526	487,445
Due to subsidiaries (Eliminated in consolidation)	1,659,606	1,428,489
Financial instruments	1,958	8,725
Due to related parties	0	2,194
Other current liabilities	4,962	6,175
Total current liabilities	1,787,052	1,933,028
NON-CURRENT LIABILITIES
Financial instruments	0	1,794
Total non-current liabilities	0	1,794
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value;500,000,000 shares authorized at December 31, 2014 and 2015;100,000,000 shares designated as Series A Convertible preferred stock;100,000,000 shares designated as Series B Convertible preferred stock;0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2014 and 2015;0 and 4,000,000 shares of Series B Convertible Preferred stock (100,000,000 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	40	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2014 and 2015; 28,242,566 shares (706,064,321 before the reverse stock split) and 28,326,566 shares (708,164,321 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	283	282
Treasury stock; $0.01 par value; 1,444,444 shares (36,100,000 before the reverse stock split) and 1,444,720 shares (36,118,000 before the reverse stock split) at December 31, 2014 and 2015, respectively	(14)	(14)
Additional paid-in capital	3,224,839	3,255,807
Accumulated other comprehensive income/(loss)	233	(6,622)
Accumulated deficit	(3,103,969)	(256,632)
Total stockholders' equity	121,412	2,992,821
Total liabilities and stockholders' equity	$ 1,908,464	$ 4,927,643